CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) (Parenthetical) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement of Comprehensive Income [Abstract]
Net reclassification adjustments for amounts recognized in net income as a component of net periodic benefit cost, tax expense	$ 0.0	$ 0.0
Net changes in pension and other postretirement plan assets and benefit obligations recognized in other comprehensive income, tax expense	$ (0.1)	$ 0.7